General (Details)	Dec. 31, 2011 state
Allstate Protection
Nature of Operations
Premiums earned by Allstate Protection segment as a percentage of consolidated revenue	79.00%
Number of states in which entity is authorized to operate	50
Minimum percentage of premiums from one jurisdiction to be considered as significant	5.00%
Allstate Financial
Nature of Operations
Number of states in which entity is authorized to operate	50
Minimum percentage of premiums from one jurisdiction to be considered as significant	5.00%